Expense Example (Invesco Convertible Securities Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Convertible Securities Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 657
3 Years	883
5 Years	1,128
10 Years	1,827
Class B, Invesco Convertible Securities Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	689
3 Years	885
5 Years	1,206
10 Years	1,984
Class C, Invesco Convertible Securities Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	289
3 Years	585
5 Years	1,006
10 Years	2,180
Class Y, Invesco Convertible Securities Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	88
3 Years	274
5 Years	477
10 Years	$ 1,061